Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 71,023		$ 66,797	$ 60
Accumulated depreciation	(51,495)		(48,829)	(43,067)
Property and equipment, net	19,528		17,968	17,323
Depreciation expense	2,900	$ 2,500	5,300	5,400
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,866		3,732	3,344
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Manufacturing and lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 47,048		43,432	37,805
Manufacturing and lab equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	2 years
Manufacturing and lab equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	7 years
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,122		1,053	942
Office equipment and furniture | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Office equipment and furniture | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,987		$ 18,580	$ 18,299
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (years)	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (years)	12 years